Borrowings and debt	12 Months Ended
Dec. 31, 2025
Borrowings and debt
Borrowings and debt
Borrowings consist of bilateral funding and syndicated loans obtained from international banks. Debt instruments consist of public and private issuances under the Bank's Euro Medium-Term Notes (“EMTN”) Program, as well as the Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market as well as a Revolving Corporate Bond Program in Panama for the issuance of short and long term notes.

Under the “EMTN” program, the Bank is authorized to issue notes up to a maximun equivalent of $2.25 billion Mexican pesos, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at a discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions. The Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission of Mexico (“CNBV”, for its acronym in Spanish) allows for the issuance of the equivalent of $35 billion Mexican pesos with maturities from 1 day to 30 years and a limit of $2 billion Mexican pesos for issues with a maturity of less than one year. Additionally, the Rotating Corporate Bond Program for Short- and Long-Term Notes is authorized in the local market of Panama for a maximum amount of $300 million.
Some borrowing agreements include various events of default and covenants relating to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2025, the Bank was in compliance with all those covenants.

     Carrying amount of borrowings and debt is detailed as follows:

	December 31, 2025
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,508,959	1,750	757,775	1,732,286	4,000,770
Transaction costs	(48)	(2)	(2,952)	(4,670)	(7,672)
Interest payable	9,095	5	7,787	20,404	37,291
	1,518,006	1,753	762,610	1,748,020	4,030,389

	December 31, 2024
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,652,536	835	877,842	1,830,751	4,361,964
Transaction costs	—	(1)	(3,764)	(5,883)	(9,648)
Interest payable	9,677	7	5,337	21,383	36,404
	1,662,213	841	879,415	1,846,251	4,388,720
Short-term borrowings and debt
The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, plus prepaid commissions, is as follows:

	December 31,
	2025	2024
Short-term borrowings:
At fixed interest rates	1,508,959	1,353,048
At floating interest rates	—	299,488
Principal	1,508,959	1,652,536
Less: Transaction costs	(48)	—
Interest payable	9,095	9,677
Total short-term borrowings, net	1,518,006	1,662,213

Short-term debt:
At fixed interest rates	1,750	835
Principal	1,750	835
Less: Transaction costs	(2)	(1)
Interest payable	5	7
Total short-term debt, net	1,753	841

Total short-term borrowings and debt	1,519,759	1,663,054

Range of fixed interest rates on borrowings and debt in U.S. dollars	3.75% to 4.77%	4.50% to 5.87%
Range of floating interest rates on borrowings in U.S. dollars	—	5.13% to 5.24%
Range of fixed interest rate on borrowings in Mexican pesos	7.68% to 7.72%	11.15%
Range of floating interest rates on borrowings and debt in Mexican pesos	—	10.69% to 10.74%
Range of fixed interest rates on borrowings and debt in Euros	2.52% to 2.63%	3.39% to 3.87%

The outstanding balances of short-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2025	2024
US dollar	1,455,149	1,404,690
Mexican peso	26,650	172,368
Euro	28,910	76,313
Total	1,510,709	1,653,371
Long-term borrowings and debt

The breakdown of long-term borrowings and debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions are as follows:

	December 31,
	2025	2024
Long-term borrowings:
At fixed interest rates	64,244	60,308
At floating interest rates	693,531	817,534
Principal	757,775	877,842
Less: Transaction costs	(2,952)	(3,764)
Interest payable	7,787	5,337
Total long-term borrowings, net	762,610	879,415

Long-term debt:
At fixed interest rates	737,148	1,293,378
At floating interest rates	995,138	537,373
Principal	1,732,286	1,830,751
Less: Transaction costs	(4,670)	(5,883)
Interest payable	20,404	21,383
Total long-term debt, net	1,748,020	1,846,251

Total long-term borrowings and debt, net	2,510,630	2,725,666

Range of fixed interest rates on borrowings and debt in U.S. dollars	4.75% to 6.15%	2.38% to 6.15%
Range of floating interest rates on borrowings and debt in U.S. dollars	4.80% to 5.66%	5.44% to 6.31%
Range of fixed interest rates on borrowings and debt in Mexican pesos	6.50% to 10.78%	6.50% to 10.78%
Range of floating interest rates on borrowings and debt in Mexican pesos	7.66% to 8.61%	10.62% to 11.52%
Range of floating interest rates on borrowings and debt in Costa Rican colones	6.28%	—%
Range of fixed interest rates on debt in Japanese yen	0.95% to 1.90%	0.77% to 1.54%
Range of fixed interest rates on debt in Euros	0.90% to 3.16%	0.90%
Range of fixed interest rates on debt in Australian dollars	6.81%	6.81%
Range of fixed interest rate on debt in Pound sterling	1.50%	1.50%
Range of fixed interest rate on debt in Peruvian soles	7.00%	7.00%
Long-term borrowings and debt (continued)
The outstanding balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2025	2024
US dollar	786,949	1,355,773
Mexican peso	1,480,905	1,170,304
Japanese yen	125,167	112,671
Euro	29,326	31,063
Peruvian soles	27,961	25,020
Australian dollar	9,599	9,133
Pound sterling	4,979	4,629
Costa Rican colones	25,175	—
Carrying amount - principal	2,490,061	2,708,593
Future payments of long-term borrowings and debt outstanding as of December 31, 2025, are as follows:

Year	Outstanding
2026	414,945
2027	890,133
2028	832,376
2029	290,696
2030	19,000
2031	33,312
2034	9,599
Carrying amount - principal	2,490,061
The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statement of cash flows :

	2025	2024	2023
Balance as of January 1,	4,388,720	4,396,969	4,458,912
Cash transactions
Net decrease in short-term borrowings and debt	(149,687)	(58,529)	(500,650)
Proceeds from long-term borrowings and debt	587,857	1,191,695	496,342
Decrease of long-term borrowings and debt	(1,006,585)	(826,432)	(221,306)
Non-cash transactions
Change in foreign currency rates	200,808	(307,035)	159,407
Fair value adjustment due to hedge accounting relationship	9,486	(3,369)	2,126
Other adjustments	1,587	448	1,525
Liability-related
Interest expense	235,316	197,831	152,081
Interest paid	(237,113)	(202,858)	(151,468)
Balance as of December 31,	4,030,389	4,388,720	4,396,969